Mandatorily convertible debentures into shares (Tables)	12 Months Ended
Dec. 31, 2017
Mandatorily convertible debentures into shares [Abstract]
Debenture conversion dates
The debentures will be converted into shares of Grupo TMM, at a rate of a value per share of $19.55 on the next conversion dates:

Conversion date	Percentage	Number of obligations to be converted
September 30, 2017	10%	1,058,628
September 30, 2019	45%	4,763,828
September 30, 2022	45%	4,763,828

Summary of components of convertible debentures
The summary of the components as at December 31, 2016 is shown below:

2016
Total issue of debentures	$1,058,628

Financial liability component	69,637
Interest payable	1,193
Transaction costs	(13,216)
Financial liability component of short-term debentures	$57,614

Financial liability component	$113,795
Interest payable	1,950
Transaction costs	(21,596)
Financial liability component of long-term debentures	$94,149

Equity component	$875,196
Interest payable	14,999
Transaction costs	(166,095)
Equity component of debentures	$724,100